UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM l3F COVERPAGE

Report for the Calendar Year or Quarter Ended:    3/31/06
                                                  -------

Check here if Amendment [   ]; Amendment Number:  _______

     This Amendment (Check only one.): [   ] is a restatement.

                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Income Research & Management

Address:  Two International Place

          23rd floor

          Boston, MA 02110-4106

Form l3F File Number: 28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christina Gaughran
       --------------------------------
Title: Vice President
       --------------------------------
Phone: (617) 330-9333
       --------------------------------

Signature, Place, and Date of Signing:

 /s/ Christina Gaughran                 Boston, MA             4/25/2006
 ---------------------------            ----------             ---------

      [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       48

Form 13F Information Table Value Total:  253,842

                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

COLUMN 1                    COLUMN 2             COLUMN 3    COLUMN 4   COLUMN 5                    COLUMN 6          COLUMN 7
NAME OF ISSUER              TITLE OF CLASS        CUSIP      MARKET     SHRS OR     SH/    PUT/   INVESTMENT          OTHER
                                                            X($1000)    PRN AMT    PRN     CALL   DISCRETION         MANAGERS
BOEING                      COM               97023105        27.28       350       SH               SOLE              NONE
CENDANT                     COM               151313103       22.56      1,300      SH               SOLE              NONE
CITIGROUP                   COM               172967101       43.92       930       SH               SOLE              NONE
CORNING                     COM               219350105       21.53       800       SH               SOLE              NONE
GENERAL MOTORS (sh)         DEB SR CONV B     370442733     4,701.24    291,550     SH       P       SOLE              NONE
ISHARES RUSSEL 2000         COM               464287655       76.00      1,000      SH               SOLE              NONE
LIBERTY MEDIA               COM               530718105       24.63      3,000      SH               SOLE              NONE
MERCK                       COM               589331107       31.71       900       SH               SOLE              NONE
MILACRON INC                COM               598709103       11.12      6,904      SH               SOLE              NONE
MOTOROLA                    COM               620076109       69.30      3,025      SH               SOLE              NONE
NORTHROP                    COM               666807102       54.63       800       SH               SOLE              NONE
PFIZER INC                  COM               717081103       52.33      2,100      SH               SOLE              NONE
QWEST COMMUNICATIONS        COM               749121109       20.40      3,000      SH               SOLE              NONE
RITE AID                    COM               767754104       16.00      4,000      SH               SOLE              NONE
SOLECTRON                   COM               834182107       8.00       2,000      SH               SOLE              NONE
SUN MICROSYSTEMS            COM               866810104       10.26      2,000      SH               SOLE              NONE
TIME WARNER                 COM               887317105       41.98      2,500      SH               SOLE              NONE
TRIBUNE-TWX (sh)            SB DB EXCH2%29    896047305     7,699.13    107,305     SH               SOLE              NONE
TYCO                        COM               902124106       57.79      2,150      SH               SOLE              NONE
WACHOVIA CORP               COM               929903102       28.03       500       SH               SOLE              NONE
JOHNSON & JOHNSON           SDCV              02261WAB5     12,242.87   15,045      PRN      P       SOLE              NONE
AMERICAN INTL GROUP         DBCV 11/0         026874AP2     12,313.59   18,075      PRN      P       SOLE              NONE
BRISTOL-MYER                DBCV 9/1          110122AN8     8,391.98     8,385      PRN      P       SOLE              NONE
CSX CORP                    DBCV 10/3         126408GA5     11,082.09   10,285      PRN      P       SOLE              NONE
CHIRON CORP                 DBCV 1.625% 8/0   170040AG4     9,417.94     9,645      PRN      P       SOLE              NONE
COMCAST CORP                CL A              20030N101       18.31       700       SH               SOLE              NONE
DIAMOND OFFSHORE DRILLING   SUB DB CONV       25271CAE2     6,058.91     3,285      PRN      P       SOLE              NONE
WALT DISNEY                 Note 2.125% 4/1   254687AU0     18,014.00   16,625      PRN      P       SOLE              NONE
DOMINION RESOURCES          NOTE 2.125%12/1   25746UAT6     5,061.41     4,950      PRN      P       SOLE              NONE
DUKE ENERGY                 NOTE 1.75% 5/1    264399EJ1     7,044.03     5,702      PRN      P       SOLE              NONE
INTL PAPER                  DBCV 6/2          460146BM4     4,539.78     8,035      PRN      P       SOLE              NONE
LOCKHEED MARTIN 2033        DBCV 8/1          539830AP4     13,859.66   11,920      PRN      P       SOLE              NONE
LOWES COMPANIES             NOTE .861% 10/1   548661CG0     13,337.90   11,881      PRN      P       SOLE              NONE
MERRILL 2032                NOTE 3/1          590188W46     20,394.84   17,710      PRN      P       SOLE              NONE
SPRINT                      NOTE 5.25% 1/1    65332VAY9     11,723.51   11,595      PRN              SOLE              NONE
PMI GROUP INC               DBCV 3.875% 11/   69344MAE1      160.92       150       PRN      P       SOLE              NONE
PPL ENERGY                  NOTE 2.625% 5/1   69352JAE7     7,009.54     5,860      PRN      P       SOLE              NONE
SALLIE MAE 2035             DBCV 7/2          78442PAC0     13,235.69   13,015      PRN      R       SOLE              NONE
SPDR TRUST                  UNIT SER 1        78462F103      214.22      1,650      SH               SOLE              NONE
ST JUDE MEDICAL             DBCV 2.8% 12/1    790849AB9     7,082.46     7,120      PRN      R       SOLE              NONE
SCHLUMBERGER SER B          DBCV 3.875% 11/   806857AD0     1,557.60      950       PRN      P       SOLE              NONE
TEVA PHARM FIN              NOTE 1.75% 2/0    88165FAA0     3,471.00     3,500      PRN      R       SOLE              NONE
MMM COMPANY                 NOTE 11/2         88579YAB7     12,818.06   14,425      PRN      P       SOLE              NONE
TRANSOCEAN SEDCO            DBCV 1.5% 5/1     893830AD1     5,133.20     4,545      PRN      P       SOLE              NONE
US BANCORP                  DBCV 8/2          902973AK2     2,428.14     2,435      PRN      R       SOLE              NONE
VERIZON GLOBAL              NOTE 5/1          92344GAN6     19,056.71   30,037      PRN      P       SOLE              NONE
WASTE MANAGEMENT            COM               94106L109       72.37      2,050      SH               SOLE              NONE
WELLS FARGO 2033            DBCV 5/0          949746FA4     15,083.99   15,065      PRN      R       SOLE              NONE

COLUMN 1                                 COLUMN 8
NAME OF ISSUER                      VOTING AUTHORITY
                             ------------------------------------------------------
                                          SOLE              SHARED       NONE
BOEING                                     0                  0          NONE
CENDANT                                    0                  0          NONE
CITIGROUP                                  0                  0          NONE
CORNING                                    0                  0          NONE
GENERAL MOTORS (sh)                        0                  0          NONE
ISHARES RUSSEL 2000                        0                  0          NONE
LIBERTY MEDIA                              0                  0          NONE
MERCK                                      0                  0          NONE
MILACRON INC                               0                  0          NONE
MOTOROLA                                   0                  0          NONE
NORTHROP                                   0                  0          NONE
PFIZER INC                                 0                  0          NONE
QWEST COMMUNICATIONS                       0                  0          NONE
RITE AID                                   0                  0          NONE
SOLECTRON                                  0                  0          NONE
SUN MICROSYSTEMS                           0                  0          NONE
TIME WARNER                                0                  0          NONE
TRIBUNE-TWX (sh)                           0                  0          NONE
TYCO                                       0                  0          NONE
WACHOVIA CORP                              0                  0          NONE
JOHNSON & JOHNSON                          0                  0          NONE
AMERICAN INTL GROUP                        0                  0          NONE
BRISTOL-MYER                               0                  0          NONE
CSX CORP                                   0                  0          NONE
CHIRON CORP                                0                  0          NONE
COMCAST CORP                               0                  0          NONE
DIAMOND OFFSHORE DRILLING                  0                  0          NONE
WALT DISNEY                                0                  0          NONE
DOMINION RESOURCES                         0                  0          NONE
DUKE ENERGY                                0                  0          NONE
INTL PAPER                                 0                  0          NONE
LOCKHEED MARTIN 2033                       0                  0          NONE
LOWES COMPANIES                            0                  0          NONE
MERRILL 2032                               0                  0          NONE
SPRINT                                     0                  0          NONE
PMI GROUP INC                              0                  0          NONE
PPL ENERGY                                 0                  0          NONE
SALLIE MAE 2035                            0                  0          NONE
SPDR TRUST                                 0                  0          NONE
ST JUDE MEDICAL                            0                  0          NONE
SCHLUMBERGER SER B                         0                  0          NONE
TEVA PHARM FIN                             0                  0          NONE
MMM COMPANY                                0                  0          NONE
TRANSOCEAN SEDCO                           0                  0          NONE
US BANCORP                                 0                  0          NONE
VERIZON GLOBAL                             0                  0          NONE
WASTE MANAGEMENT                           0                  0          NONE
WELLS FARGO 2033                           0                  0          NONE